Other Gains and Losses	12 Months Ended
Dec. 31, 2019
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Other Gains and Losses
35.	Other Gains and Losses

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Foreign exchange gains (losses), net	$(1,364,929)	(41,391)	(168,499)
Gains on valuation of financial instruments at FVTPL, net	1,646,034	507,532	381,620
Gains (losses) on disposals of investments and financial assets, net	42,788	-	(13,154)
Gains on disposals of property, plant and equipment, net	330,814	1,923,044	106,546
Impairment losses on assets	(1,046,668)	(399,363)	(2,298,646)
Gains (losses) from litigation and others	(584,599)	(501,770)	396,519
	$(976,560)	1,488,052	(1,595,614)